Related Party Transactions - Related Party Balance Sheet (Details)		6 Months Ended
	Sep. 28, 2016	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) item
Scorpio Group Pools
Related party transactions
Amounts receivable		$ 45,708,000		$ 44,880,000
Working capital contributions to Scorpio Group Pools		42,973,000		41,401,000
Accounts payable and accrued expenses				462,000
Working capital contributions, related parties		23,800,000		25,700,000
SSM
Related party transactions
Amounts receivable		4,902,000		6,391,000
Accounts payable and accrued expenses		2,899,000		766,000
Termination fee			$ 100,000
Reimbursement of expenses		0	34,800
Agreement supervision expense		100,000	500,000
Port Agent
Related party transactions
Accounts payable and accrued expenses		516,000		95,000
Scorpio Services Holding Limited (SSH)
Related party transactions
Accounts payable and accrued expenses		245,000		190,000
Prior fee payable upon any future vessel sale or purchase	1.00%
Reimbursement of expenses		23,848	200,000
Insurance Broker
Related party transactions
Amounts receivable		404,000		2,428,000
Accounts payable and accrued expenses		155,000		2,190,000
Scorpio Commercial Management SAM (SCM)
Related party transactions
Accounts payable and accrued expenses		135,000		191,000
Termination fee			100,000
Scorpio Handymax Tanker Pool Limited
Related party transactions
Amounts receivable		$ 3,525,000		$ 6,037,000
Working capital repayment period upon vessel's exit from each pool		6 months
STI Esles II and STI Jardins | Scorpio Services Holding Limited (SSH)
Related party transactions
Aggregate management fee		$ 700,000
STI Galata and STI Bosphorus | Scorpio Services Holding Limited (SSH)
Related party transactions
Aggregate management fee			$ 700,000
MR | SSM | Construction in progress
Related party transactions
Number of ships under construction supervised by SSM | item				8